Taxes - Schedule of Unrecognized Tax Benefit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Unrecognized Tax Benefit [Abstract]
Balance as of beginning of year	$ 2,587,800	$ 1,940,649
Increase related to prior year tax positions	71,912	(16,088)
Increase related to current year tax positions	69,168	663,238
Balance as of end of year	$ 2,728,880	$ 2,587,800